Business Acquisition	12 Months Ended
Dec. 31, 2017
Business Acquisition
Business Acquisition

3. Business Acquisition

In May 2017, the Group acquired a live-broadcasting application (“App”) with all its related software copyrights and personnel from Shanghai Yunchuang Information & Technology Ltd. (“Yunchuang”), which was ultimately controlled by Mr. Xin Zhou, Leju’s executive chairman for an aggregate purchase price of $6,000,000. The primary reason for the acquisition was to expand the Group’s channel and platform for attracting property buyers and increasing media exposure and influence.

The transaction was accounted for using the purchase method with the purchase price allocated as follows:

		Amortization
	Allocated value	period
	$
Software	5,430,000	3 years
Goodwill	1,927,500
Deferred tax liabilities	(1,357,500)

Total	6,000,000

The goodwill mainly reflects the synergies related to cost for sales and distribution and competitive advantages the Group expects to realize from the living-broadcasting App, which do not qualify for seperate recognition of intangible assets. The goodwill is not deductible for tax purpose. The acquisition was not material to the Group’s consolidated financial statements for the year ended December 31, 2017, and as such, pro forma results of operations were not presented. Goodwill resulted from this acquisition was assigned to the whole group.